FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,900	$11,900	$-	$-
Amounts due to related parties	35	35	-	-
Minimum rental and lease payments	850	105	347	398
Equipment loans	489	195	294	-
Finance lease obligations	3,796	1,918	1,878	-
Total	$17,070	$14,153	$2,519	$398

Schedule Of Foreign Currency Risk
	June 30, 2023		December 31, 2022
	MXN	CDN	MXN	CDN
Cash	$7,441	$154	$4,097	$250
Due from related parties	1,940	-	1,402	-
Long-term investments	-	1,601	-	2,365
Reclamation bonds	-	6	-	4
Amounts receivable	3,232	48	-	34
Accounts payable and accrued liabilities	(86,906)	(273)	(85,486)	(108)
Due to related parties	-	(197)	-	(135)
Finance lease obligations	(742)	(294)	(161)	(343)
Net exposure	(75,035)	1,045	(80,148)	2,067
US dollar equivalent	$(4,397)	$789	$(4,136)	$1,526

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$1,207	$-	$-
Amounts receivable	-	849	-
Long-term investments	1,210	-	-
Total financial assets	$2,417	$849	$-
Financial liabilities
Warrant liability	-	-	(20)
Total financial liabilities	$-	$-	$(20)